Depreciation, Amortisation, and Impairment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortisation
Amortisation of Intangible assets	$ (47,855)	$ (52,982)	$ (53,393)
Depreciation of property, plant, and equipment	(61,389)	(60,641)	(59,055)
Depreciation right of use assets	(25,915)	(27,812)	(31,314)
Total depreciation and amortisation	(135,159)	(141,435)	(143,762)
Impairment of property, plant, and equipment	(21)	0	0
Impairment of right of use assets	0	(1,041)	0
Impairment of intangibles	(3,726)	(254)	(1,912)
Total impairment	(3,747)	(1,295)	(1,912)
Total	$ (138,906)	$ (142,730)	$ (145,674)